Shareholder Report, Average Annual Return (Details)	10 Months Ended
May 31, 2026
Digital Asset Debt Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	11.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	2.85%